FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 159,223	$ 135,098
Derivative financial instruments	186,435	131,728
Brokerage receivables	25,858	20,883
Financial assets at fair value not held for trading	95,203	63,754
Financial assets measured at fair value through other comprehensive income	2,195	2,233
Non-financial assets - Precious metals and other physical commodities	7,341	4,426
Other non-financial assets measured at fair value	84	17
Total assets measured at fair value	476,340	358,139
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	117,056	100,372
Financial assets at fair value not held for trading	3,008	1,112
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	7,746	9,052
Financial assets at fair value not held for trading	24,469	16,594
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	7,675	9,098
Financial assets at fair value not held for trading	1,237	804
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	19,334	13,586
Financial assets at fair value not held for trading	14,859	16,994
Financial assets measured at fair value through other comprehensive income	237	276
Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,998	2,775
Financial assets at fair value not held for trading	7,619	5,426
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	373	215
Financial assets at fair value not held for trading	1,569	18
Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	101,111	65,387
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	42,071	35,311
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	36,876	27,317
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	3,136	1,752
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	2,617	1,639
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	1,208
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	24,638	5,545
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	17,106	15,814
Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,959	1,948
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	128,428	115,345
Derivative financial instruments	795	593
Brokerage receivables	0	0
Financial assets at fair value not held for trading	35,910	29,529
Financial assets measured at fair value through other comprehensive income	59	68
Non-financial assets - Precious metals and other physical commodities	7,341	4,426
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	172,532	149,962
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	116,536	99,510
Financial assets at fair value not held for trading	91	24
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	4,443	6,843
Financial assets at fair value not held for trading	18,264	13,262
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,537	8,008
Financial assets at fair value not held for trading	423	367
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	911	982
Financial assets at fair value not held for trading	31	62
Financial assets measured at fair value through other comprehensive income	59	68
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0
Financial assets at fair value not held for trading	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1	3
Financial assets at fair value not held for trading	0	0
Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	472	317
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1	0
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	17,101	15,814
Level 1 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	27,687	17,936
Derivative financial instruments	182,849	129,871
Brokerage receivables	25,858	20,883
Financial assets at fair value not held for trading	50,545	30,124
Financial assets measured at fair value through other comprehensive income	2,137	2,165
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	289,076	200,979
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	430	721
Financial assets at fair value not held for trading	0	0
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,261	2,195
Financial assets at fair value not held for trading	6,204	3,332
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	987	1,082
Financial assets at fair value not held for trading	133	233
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	17,585	11,956
Financial assets at fair value not held for trading	14,695	16,716
Financial assets measured at fair value through other comprehensive income	178	207
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	5,200	1,870
Financial assets at fair value not held for trading	4,427	4,172
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	219	111
Financial assets at fair value not held for trading	972	18
Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	100,572	65,070
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	41,193	35,028
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	35,747	26,649
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	2,555	1,452
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	2,599	1,627
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	24,026	5,541
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	6	0
Level 2 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,959	1,948
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,108	1,817
Derivative financial instruments	2,792	1,264
Brokerage receivables	0	0
Financial assets at fair value not held for trading	8,747	4,101
Financial assets measured at fair value through other comprehensive income	0	0
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	84	17
Total assets measured at fair value	14,731	7,198
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	91	140
Financial assets at fair value not held for trading	2,916	1,088
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	41	14
Financial assets at fair value not held for trading	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	151	9
Financial assets at fair value not held for trading	681	205
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	838	648
Financial assets at fair value not held for trading	133	215
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,799	904
Financial assets at fair value not held for trading	3,192	1,254
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	153	101
Financial assets at fair value not held for trading	597	0
Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	66	0
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	878	284
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,129	667
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	581	301
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	17	12
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	1,208
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	611	4
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 3 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0